Long Term Debt - Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Asset Pledged as Collateral without Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Aggregate Principal Balance	$ 447,583	$ 361,609
Asset Pledged as Collateral with Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Net Carrying Value	393,265	316,998
United Auto Credit 2021-1 [Member] | Asset Pledged as Collateral without Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Aggregate Principal Balance		38,951
United Auto Credit 2021-1 [Member] | Asset Pledged as Collateral with Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Net Carrying Value		35,790
United Auto Credit 2022-2 [Member] | Asset Pledged as Collateral without Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Aggregate Principal Balance	65,096	125,072
United Auto Credit 2022-2 [Member] | Asset Pledged as Collateral with Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Net Carrying Value	57,130	111,379
United Auto Credit 2023-1 [Member] | Asset Pledged as Collateral without Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Aggregate Principal Balance	106,920	197,586
United Auto Credit 2023-1 [Member] | Asset Pledged as Collateral with Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Net Carrying Value	92,041	169,829
United Auto Credit 2024-1 [Member] | Asset Pledged as Collateral without Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Aggregate Principal Balance	275,567
United Auto Credit 2024-1 [Member] | Asset Pledged as Collateral with Right [Member]
Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt [Line Items]
Net Carrying Value	$ 244,094